Equity-based compensation	6 Months Ended
Jun. 30, 2019
Share-Based Payment Arrangements [Abstract]
Equity-based compensation	Equity-based compensation
On April 9, 2019 the Company adopted various equity incentive plans, under which the Company may grant awards in the form of performance stock units ("PSUs"), restricted stock awards ("RSAs"), restricted stock units ("RSUs"), stock appreciation rights ("SARs"), stock options or any other form of award at the discretion of the Board. Certain employees outside the United States also may participate in share ownership savings plans.
Replacement awards
As described in Note 21 to the Combined Financial Statements in the Form 20-F, prior to Spin-Off, Alcon associates participated in Novartis’ equity-based participation plans, which included stock options, restricted stock units, performance-based restricted stock units and certain share savings ownership plans. Awards granted under these plans consisted of Novartis AG restricted shares, restricted share units, performance share units, Novartis AG tradable share options, Novartis AG American Depository Receipt options, common shares or cash-settled awards. The Condensed Consolidated Income Statements reflect the compensation expense for the Novartis’ equity-based incentive plans in which the Company's employees participated for the periods prior to the Spin-Off.
Concurrent with the Spin-Off, certain outstanding Novartis awards granted to Alcon associates under Novartis’ equity incentive plans vested in Novartis equity on a pro rata basis, in proportion to the amount of vesting period completed; the remaining Novartis awards were replaced with Alcon awards that have terms and vesting schedules substantially similar to the replaced Novartis awards.
The pro rata vesting of Novartis awards and replacement of unvested Novartis awards with Alcon awards represents a modification under IFRS 2, Share-based Payment. Alcon measured the fair value of the awards immediately prior to and subsequent to the modification and concluded that no incremental fair value was provided to employees. Accordingly, Alcon will continue to recognize as an expense the amount of unrecognized compensation cost of the original awards over the remaining vesting periods. The Company issued 4.2 million unvested equity-based awards in connection with the modification at the time of Spin-Off and granted another 0.6 million unvested equity-based awards subsequent to the Spin-Off, resulting in 4.8 million unvested equity-based Alcon awards outstanding as of June 30, 2019.